Monthly Rebalance NASDAQ-100 2x Strategy Fund Shareholder Fees - Class A and Class C [Member] - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Aug. 01, 2025
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%